Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of assumptions used to value the share options granted to employees

	As of	As of	As of	As of	As of	As of	As of
	May 25, 2018,	February 15, 2019,	October 15, 2020,	May 1, 2021,	June 16, 2022,	August 1, 2022,	August 1, 2022,
	(date of	(date of	(date of	(date of	(date of	(date of	(date of
	inception)	inception)	inception)	inception)	inception)	inception)	inception)
	Batch 1	Batch 2	Batch 3	Batch 4		Batch 5‑1	Batch 5‑2
Risk-free interest rate (%)	2.93	2.66	0.74	0.74	3.20	2.59	2.59
Volatility (%)	38.70	38.70	37.60	38.00	47.80	48.10	48.10
Expected exercise multiple	2.80	2.30	2.30	2.30	2.80	2.80	2.20
Dividend yield	Nil	Nil	Nil	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951	1.2951	0.7951	0.7951	0.7951
Fair value of ordinary shares (RMB)	37.82	26.80	19.03	21.72	10.52	8.66	8.66

Summary of option activity under the ESOP

			Weighted average	Aggregate
	Number of	Weighted average	Grant date	Intrinsic
	options	exercise price	fair value	Value
		RMB	RMB	RMB
Balance, December 31, 2020	18,510,727	12	26
Granted	8,454,422	8	22
Exercised	(737,228)	11	30	13,715,140
Forfeited	(281,151)	9	22
Balance, December 31, 2021	25,946,770	8	25
Granted	13,613,000	5	10
Exercised	(1,817,288)	4	25	5,086,872
Forfeited	(1,687,224)	6	20
Balance, December 31, 2022	36,055,258	2	20
Granted	—	—	—
Exercised	(1,285,640)	2	22	2,708,085
Forfeited	(856,922)	2	9
Balance, December 31, 2023	33,912,696	2	20
Vested or expected to vest at December 31, 2023	33,354,223	2		50,890,823
Exercisable at December 31, 2023	26,599,071	2		40,584,025

Summary of allocated share-based compensation expense

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cost of revenue	4,927,484	4,160,056	2,187,338	308,080
Sales and marketing	15,311,101	14,691,410	7,715,989	1,086,774
General and administrative	63,035,444	135,888,877	26,831,755	3,779,174
Research and development	4,360,806	3,782,177	1,755,431	247,247
	87,634,835	158,522,520	38,490,513	5,421,275